Discontinued Operation (Tables)	9 Months Ended
Sep. 30, 2015
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Calculation of Gains on Sale

The calculation of the gains on sale is as follows (in millions):

	Three Months Ended September 30, 2015	Nine Months Ended September 30, 2015
Proceeds from sale	$251.4	$251.4
Transaction costs	(0.6)	(8.4)
Preliminary working capital adjustment	(1.7)	(1.7)

Net proceeds	249.1	241.3
Net assets sold	(228.0)	(228.0)

Gain on sale before taxes	21.1	13.3
Taxes on gain	—	—

Gain on sale, net of tax	21.1	13.3
Release of OCI upon sale	(2.9)	(2.9)

Gain on sale of Wells	$18.2	$10.4

Schedule of Assets and Liabilities and Income from Discontinued Operations

Assets and liabilities from discontinued operations were as follows (in millions):

	June 30, 2015	December 31, 2014		June 30, 2015	December 31, 2014
Assets			Liabilities
Current			Current
Cash and cash equivalents	$3.0	$3.0	Accounts payable	$20.0	$31.7
Accounts receivable, net	60.1	75.7	Current maturities of long-term debt	0.1	0.1
Inventories	45.5	50.4	Product returns liability	1.5	1.9
Deferred tax assets	2.0	3.9	Accrued expenses and other current liabilities	10.3	10.9
Other current assets	1.2	0.6	Total current liabilities	31.9	44.6

Total current assets	111.8	133.6
Long-term			Long-term
Property, plant and equipment, net	33.7	30.4	Long-term debt, less current maturities	0.2	0.2
Goodwill	89.0	89.0	Pension and other post-retirement liabilities	7.5	7.4
Other intangible assets, net	54.5	56.7	Deferred tax liabilities	21.5	22.6
Other longer term assets	0.1	—	Total long-term liabilities	29.2	30.2

Total long-term assets	177.3	176.1	Total liabilities	$61.1	$74.8

Total assets	$289.1	$309.7

Accrued expenses and other current liabilities include rebates, credits and discounts due to customers and employee compensation and benefits liabilities.

Income from discontinued operations was as follows (in millions):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Net sales	$—	$51.2	$86.1	$155.7
Cost of sales	—	43.0	77.1	125.9

Gross profit	—	8.2	9.0	29.8
Operating expenses
Selling, general and administrative	—	(2.3)	(5.9)	(8.3)
Amortization of acquired intangible assets	—	(1.5)	(2.0)	(4.4)

Operating income	—	4.4	1.1	17.1
Other expense
Interest expense, net	—	(3.6)	(7.8)	(10.7)
Gain on sale	18.2	—	10.4	—
Miscellaneous, net	—	(0.6)	(1.1)	(1.8)

Income from discontinued operations before income taxes	18.2	0.2	2.6	4.6
Income tax expense	—	(0.2)	—	(1.9)

Income from discontinued operations	$18.2	$(0.0)	$2.6	$2.7

Schedule of Cash Flow Items to Assist in Understanding Impact of Discontinued Operations

Holdings elected to not revise its condensed consolidated statements of cash flows for discontinued operations. The table below provides selected cash flow items to assist in understanding the impact of the discontinued operations on Holdings’ cash flows (in millions).

	Nine Months Ended September 30,
	2015	2014
Depreciation and amortization	$3.8	$8.0
Amortization of deferred financing costs and debt issuance costs	1.2	0.7
Capital expenditures	4.8	4.3